UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A

June 30, 2007

1.818358.102

DESIN-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.4%
Renault SA	35,000	$ 5,646,858
Toyota Motor Corp. sponsored ADR	45,000	5,664,600
		11,311,458
Distributors - 0.8%
Li & Fung Ltd.	7,250,000	26,100,816
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	250,031	14,609,311
New Oriental Education & Technology Group, Inc. sponsored ADR	150,000	8,058,000
		22,667,311
Hotels, Restaurants & Leisure - 0.8%
Red Robin Gourmet Burgers, Inc. (a)	250,000	10,092,500
Starbucks Corp. (a)	550,000	14,432,000
		24,524,500
Household Durables - 0.8%
D.R. Horton, Inc.	500,000	9,965,000
KB Home	149,952	5,903,610
Ryland Group, Inc.	100,000	3,737,000
Standard Pacific Corp.	350,000	6,135,500
		25,741,110
Leisure Equipment & Products - 0.1%
Brunswick Corp.	125,000	4,078,750
Media - 1.6%
Comcast Corp. Class A	100,000	2,812,000
EchoStar Communications Corp. Class A (a)	150,000	6,505,500
New Frontier Media, Inc.	1,000,000	8,720,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	750,046	8,498,021
The DIRECTV Group, Inc. (a)	300,000	6,933,000
Time Warner, Inc.	750,000	15,780,000
		49,248,521
Multiline Retail - 1.0%
Macy's, Inc.	800,000	31,824,000
Specialty Retail - 1.5%
Best Buy Co., Inc.	175,031	8,168,697
Home Depot, Inc.	725,040	28,530,324
Staples, Inc.	500,000	11,865,000
		48,564,021
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)	175,000	7,988,750
TOTAL CONSUMER DISCRETIONARY		252,049,237
CONSUMER STAPLES - 9.8%
Beverages - 1.6%
InBev SA	80,000	6,369,642

	Shares	Value
PepsiCo, Inc.	600,000	$ 38,910,000
SABMiller PLC	250,000	6,355,636
		51,635,278
Food & Staples Retailing - 2.3%
Sysco Corp.	150,000	4,948,500
United Natural Foods, Inc. (a)	375,000	9,967,500
Wal-Mart Stores, Inc.	275,000	13,230,250
Walgreen Co.	200,000	8,708,000
Whole Foods Market, Inc. (d)	825,000	31,597,500
X5 Retail Group NV GDR (a)(e)	100,000	2,930,000
		71,381,750
Food Products - 2.8%
Bunge Ltd.	125,000	10,562,500
Diamond Foods, Inc.	350,000	6,142,500
Green Mountain Coffee Roasters, Inc. (a)	100,000	7,874,000
Groupe Danone	100,000	8,123,107
Marine Harvest ASA (a)	6,000,000	6,531,913
Nestle SA (Reg.)	125,000	47,825,000
		87,059,020
Household Products - 3.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	500,000	5,865,000
Colgate-Palmolive Co.	200,000	12,970,000
Procter & Gamble Co.	1,250,000	76,487,500
		95,322,500
Personal Products - 0.1%
Avon Products, Inc.	125,000	4,593,750
TOTAL CONSUMER STAPLES		309,992,298
ENERGY - 7.3%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc. (a)	150,000	15,636,000
North American Energy Partners, Inc.	585,000	11,852,103
Schlumberger Ltd. (NY Shares)	175,000	14,864,500
		42,352,603
Oil, Gas & Consumable Fuels - 5.9%
Chesapeake Energy Corp.	425,000	14,705,000
ConocoPhillips	375,000	29,437,500
EOG Resources, Inc.	150,000	10,959,000
Exxon Mobil Corp.	425,000	35,649,000
Gazprom OAO sponsored ADR	300,000	12,555,000
Lukoil Oil Co. sponsored ADR	110,000	8,332,500
Marathon Oil Corp.	420,000	25,183,200
Massey Energy Co.	100,000	2,665,000
OJSC Rosneft unit (a)	750,000	5,970,000
Peabody Energy Corp.	100,000	4,838,000
Sasol Ltd. sponsored ADR	50,000	1,877,000
Suncor Energy, Inc.	150,000	13,512,321
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	109,300	$ 6,037,732
Valero Energy Corp.	200,000	14,772,000
		186,493,253
TOTAL ENERGY		228,845,856
FINANCIALS - 18.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.	35,000	4,900,000
Credit Suisse Group sponsored ADR	125,000	8,870,000
KKR Private Equity Investors, LP	750,000	16,875,000
UBS AG (NY Shares)	175,000	10,501,750
		41,146,750
Commercial Banks - 3.2%
Anglo Irish Bank Corp. PLC	425,000	8,742,964
Commerce Bancorp, Inc.	325,000	12,021,750
Erste Bank AG	150,000	11,733,978
HSBC Holdings PLC sponsored ADR (d)	100,000	9,177,000
M&T Bank Corp.	125,000	13,362,500
PNC Financial Services Group, Inc.	75,000	5,368,500
Standard Chartered PLC (United Kingdom)	599,998	19,639,152
Wachovia Corp.	425,000	21,781,250
		101,827,094
Consumer Finance - 0.7%
American Express Co.	350,000	21,413,000
Diversified Financial Services - 5.4%
African Bank Investments Ltd.	1,750,015	7,403,567
Bank of America Corp.	1,850,000	90,446,500
Citigroup, Inc.	400,000	20,516,000
Climate Exchange PLC (a)	150,000	5,572,477
JPMorgan Chase & Co.	900,000	43,605,000
MarketAxess Holdings, Inc. (a)	275,000	4,947,250
		172,490,794
Insurance - 6.5%
ACE Ltd.	364,970	22,817,924
AFLAC, Inc.	225,000	11,565,000
American International Group, Inc.	1,300,033	91,041,311
Arch Capital Group Ltd.	75,000	5,440,500
Hartford Financial Services Group, Inc.	100,000	9,851,000
Max Capital Group Ltd.	105,000	2,971,500
MetLife, Inc.	200,000	12,896,000
Prudential Financial, Inc.	130,000	12,639,900
RenaissanceRe Holdings Ltd.	325,000	20,146,750
The Chubb Corp.	100,000	5,414,000
W.R. Berkley Corp.	150,000	4,881,000
XL Capital Ltd. Class A	75,000	6,321,750
		205,986,635
Real Estate Investment Trusts - 0.2%
Duke Realty LP	150,000	5,350,500

	Shares	Value
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	325,022	$ 11,814,550
Fannie Mae	75,000	4,899,750
MGIC Investment Corp.	100,000	5,686,000
Radian Group, Inc.	325,000	17,550,000
		39,950,300
TOTAL FINANCIALS		588,165,073
HEALTH CARE - 14.4%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	100,000	4,506,000
Alkermes, Inc. (a)	475,000	6,935,000
Alnylam Pharmaceuticals, Inc. (a)	100,000	1,519,000
Amgen, Inc. (a)	600,000	33,174,000
Amylin Pharmaceuticals, Inc. (a)	150,000	6,174,000
Cephalon, Inc. (a)	80,000	6,431,200
CytRx Corp. (a)(d)	693,500	2,163,720
Genentech, Inc. (a)	99,970	7,563,730
MannKind Corp. (a)	350,000	4,315,500
Vertex Pharmaceuticals, Inc. (a)	249,961	7,138,886
		79,921,036
Health Care Equipment & Supplies - 2.5%
ArthroCare Corp. (a)	150,000	6,586,500
Atricure, Inc. (a)	49,777	424,598
Conceptus, Inc. (a)	450,000	8,716,500
Cooper Companies, Inc.	125,000	6,665,000
DENTSPLY International, Inc.	150,000	5,739,000
IDEXX Laboratories, Inc. (a)	50,000	4,731,500
Kyphon, Inc. (a)	75,000	3,611,250
Medtronic, Inc.	375,000	19,447,500
Meridian Bioscience, Inc.	275,000	5,956,500
Mindray Medical International Ltd. sponsored ADR	300,000	9,159,000
NeuroMetrix, Inc. (a)	200,000	1,942,000
NxStage Medical, Inc. (a)	125,000	1,616,250
Sirona Dental Systems, Inc. (d)	100,000	3,783,000
		78,378,598
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	121,700	5,545,869
DaVita, Inc. (a)	175,000	9,429,000
Henry Schein, Inc. (a)	100,000	5,343,000
I-trax, Inc. (a)	1,100,000	4,587,000
MWI Veterinary Supply, Inc. (a)	200,000	7,978,000
UnitedHealth Group, Inc.	700,022	35,799,125
VCA Antech, Inc. (a)	200,000	7,538,000
		76,219,994
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	250,000	6,370,000
Cerner Corp. (a)	177,300	9,834,831
		16,204,831
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	100,000	$ 5,162,000
Covance, Inc. (a)	100,000	6,856,000
ICON PLC sponsored ADR	125,005	5,467,719
Illumina, Inc. (a)	159,962	6,492,858
Millipore Corp. (a)	175,000	13,140,750
Pharmaceutical Product Development, Inc.	225,000	8,610,750
		45,730,077
Pharmaceuticals - 5.0%
Barr Pharmaceuticals, Inc. (a)	250,000	12,557,500
Elan Corp. PLC sponsored ADR (a)	400,022	8,772,482
Endo Pharmaceuticals Holdings, Inc. (a)	275,000	9,413,250
Johnson & Johnson	900,027	55,459,664
Medicis Pharmaceutical Corp. Class A (d)	325,000	9,925,500
Merck & Co., Inc.	650,000	32,370,000
Nexmed, Inc. (a)	1,757,755	3,199,114
Roche Holding AG (participation certificate)	34,957	6,218,850
Wyeth	325,000	18,635,500
		156,551,860
TOTAL HEALTH CARE		453,006,396
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	225,000	17,599,500
Honeywell International, Inc.	210,000	11,818,800
United Technologies Corp.	250,000	17,732,500
		47,150,800
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	100,017	5,252,893
FedEx Corp.	75,000	8,322,750
United Parcel Service, Inc. Class B	400,000	29,200,000
		42,775,643
Airlines - 1.0%
Allegiant Travel Co.	200,000	6,148,000
Ryanair Holdings PLC sponsored ADR (a)	200,000	7,550,000
Southwest Airlines Co.	750,000	11,182,500
US Airways Group, Inc. (a)	200,000	6,054,000
		30,934,500
Building Products - 0.3%
Universal Forest Products, Inc.	200,000	8,452,000
Commercial Services & Supplies - 1.7%
Corporate Executive Board Co.	350,000	22,718,500
CoStar Group, Inc. (a)	251,417	13,294,931
Healthcare Services Group, Inc.	250,000	7,375,000
Robert Half International, Inc.	299,980	10,949,270
		54,337,701

	Shares	Value
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	117,500	$ 4,434,450
Fluor Corp.	135,000	15,034,950
Infrasource Services, Inc. (a)	100,000	3,710,000
Quanta Services, Inc. (a)	125,000	3,833,750
		27,013,150
Electrical Equipment - 2.5%
Energy Conversion Devices, Inc. (a)(d)	275,000	8,475,500
Evergreen Solar, Inc. (a)(d)	1,476,600	13,732,380
Q-Cells AG	160,000	13,899,959
Renewable Energy Corp. AS	96,500	3,763,651
SGL Carbon AG (a)	100,000	4,161,705
SolarWorld AG	350,000	16,200,198
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	300,000	10,941,000
Suzlon Energy Ltd.	125,000	4,612,122
Ultralife Batteries, Inc. (a)	400,000	4,208,000
		79,994,515
Industrial Conglomerates - 4.1%
3M Co.	100,000	8,679,000
General Electric Co.	2,699,961	103,354,508
Siemens AG sponsored ADR	25,000	3,576,500
Tyco International Ltd.	400,000	13,516,000
		129,126,008
Machinery - 1.3%
Bucyrus International, Inc. Class A	100,000	7,078,000
Cummins, Inc.	50,000	5,060,500
Dover Corp.	150,000	7,672,500
Illinois Tool Works, Inc.	225,024	12,194,051
Joy Global, Inc.	100,000	5,833,000
Tata Motors Ltd. sponsored ADR (d)	175,000	2,873,500
		40,711,551
TOTAL INDUSTRIALS		460,495,868
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 3.4%
Alcatel-Lucent SA sponsored ADR	350,000	4,900,000
Cisco Systems, Inc. (a)	1,000,000	27,850,000
Comverse Technology, Inc. (a)	500,000	10,425,000
Corning, Inc. (a)	1,000,000	25,550,000
Harris Corp.	200,000	10,910,000
Nice Systems Ltd. sponsored ADR	225,000	7,816,500
QUALCOMM, Inc.	320,000	13,884,800
Tellabs, Inc. (a)	500,000	5,380,000
		106,716,300
Computers & Peripherals - 3.2%
Apple, Inc. (a)	350,000	42,714,000
Dell, Inc. (a)	849,976	24,266,815
EMC Corp. (a)	700,000	12,670,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	375,000	$ 16,732,500
Sun Microsystems, Inc. (a)	1,000,000	5,260,000
		101,643,315
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	600,000	9,696,000
Arrow Electronics, Inc. (a)	150,000	5,764,500
Everlight Electronics Co. Ltd.	500,000	1,794,441
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,250,000	10,843,005
Itron, Inc. (a)	44,700	3,483,918
Jabil Circuit, Inc.	300,000	6,621,000
Motech Industries, Inc.	850,000	11,163,714
Motech Industries, Inc. GDR (a)(e)	268,000	3,618,000
		52,984,578
Internet Software & Services - 3.4%
eBay, Inc. (a)	225,000	7,240,500
Google, Inc. Class A (sub. vtg.) (a)	149,970	78,491,299
SAVVIS, Inc. (a)	200,000	9,902,000
Terremark Worldwide, Inc. (a)	900,019	5,805,123
The Knot, Inc. (a)	250,000	5,047,500
		106,486,422
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,263,500
Mastercard, Inc. Class A	75,000	12,440,250
MoneyGram International, Inc.	183,151	5,119,070
Paychex, Inc.	500,000	19,560,000
The Western Union Co.	600,000	12,498,000
		60,880,820
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	200,000	4,426,000
Analog Devices, Inc.	250,000	9,410,000
ARM Holdings PLC sponsored ADR	1,300,000	11,375,000
ASML Holding NV (NY Shares) (a)	200,000	5,490,000
CSR PLC (a)	899,992	14,159,991
Intel Corp.	2,200,000	52,272,000
LSI Corp. (a)	1,500,000	11,265,000
Maxim Integrated Products, Inc.	175,000	5,846,750
MEMC Electronic Materials, Inc. (a)	300,000	18,336,000
National Semiconductor Corp.	200,020	5,654,565
Renesola Ltd.	450,000	5,105,594
Siliconware Precision Industries Co. Ltd. sponsored ADR	600,000	6,600,000
Taiwan Semiconductor Manufacturing Co. Ltd.	6,029,995	13,058,236
		162,999,136

	Shares	Value
Software - 1.3%
Check Point Software Technologies Ltd. (a)	200,000	$ 4,562,000
Comverge, Inc.	175,000	5,426,750
Nintendo Co. Ltd.	30,000	11,004,000
Quality Systems, Inc.	550,000	20,883,500
		41,876,250
TOTAL INFORMATION TECHNOLOGY		633,586,821
MATERIALS - 1.9%
Chemicals - 1.3%
Ecolab, Inc.	200,000	8,540,000
Hercules, Inc. (a)	100,000	1,965,000
Monsanto Co.	150,000	10,131,000
Praxair, Inc.	75,010	5,399,970
Tokuyama Corp.	525,000	6,845,972
Zoltek Companies, Inc. (a)	175,000	7,267,750
		40,149,692
Metals & Mining - 0.6%
Arcelor Mittal	200,000	12,480,000
Meridian Gold, Inc. (a)	200,000	5,516,001
Titanium Metals Corp.	100,000	3,190,000
		21,186,001
TOTAL MATERIALS		61,335,693
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	400,000	16,600,000
Verizon Communications, Inc.	1,000,000	41,170,000
		57,770,000
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L sponsored ADR	125,000	7,741,250
Bharti Airtel Ltd. (a)	600,000	12,451,065
China Mobile (Hong Kong) Ltd. sponsored ADR	150,000	8,085,000
Crown Castle International Corp. (a)	100,000	3,627,000
Orascom Telecom Holding SAE GDR	25,000	1,622,500
Sistema JSFC sponsored GDR	250,000	7,100,000
		40,626,815
TOTAL TELECOMMUNICATION SERVICES		98,396,815
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	300,000	6,564,000
Clipper Windpower PLC (a)	325,000	5,475,587
NRG Energy, Inc. (a)	300,000	12,471,000
TXU Corp.	100,000	6,730,000
		31,240,587
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Sempra Energy	125,000	$ 7,403,750
TOTAL UTILITIES		38,644,337
TOTAL COMMON STOCKS (Cost $2,958,064,846)		3,124,518,394
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 5.32% (b)	54,318,971	54,318,971
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	50,341,400	50,341,400
TOTAL MONEY MARKET FUNDS (Cost $104,660,371)		104,660,371
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,062,725,217)	3,229,178,765
NET OTHER ASSETS - (2.3)%	(72,851,506)
NET ASSETS - 100%	$ 3,156,327,259
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,548,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,155,738
Fidelity Securities Lending Cash Central Fund	503,543
Total	$ 2,659,281
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,068,934,814. Net unrealized appreciation aggregated $160,243,951, of which $275,657,358 related to appreciated investment securities and $115,413,407 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class O

June 30, 2007

1.804792.103

DESIO-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.4%
Renault SA	35,000	$ 5,646,858
Toyota Motor Corp. sponsored ADR	45,000	5,664,600
		11,311,458
Distributors - 0.8%
Li & Fung Ltd.	7,250,000	26,100,816
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	250,031	14,609,311
New Oriental Education & Technology Group, Inc. sponsored ADR	150,000	8,058,000
		22,667,311
Hotels, Restaurants & Leisure - 0.8%
Red Robin Gourmet Burgers, Inc. (a)	250,000	10,092,500
Starbucks Corp. (a)	550,000	14,432,000
		24,524,500
Household Durables - 0.8%
D.R. Horton, Inc.	500,000	9,965,000
KB Home	149,952	5,903,610
Ryland Group, Inc.	100,000	3,737,000
Standard Pacific Corp.	350,000	6,135,500
		25,741,110
Leisure Equipment & Products - 0.1%
Brunswick Corp.	125,000	4,078,750
Media - 1.6%
Comcast Corp. Class A	100,000	2,812,000
EchoStar Communications Corp. Class A (a)	150,000	6,505,500
New Frontier Media, Inc.	1,000,000	8,720,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	750,046	8,498,021
The DIRECTV Group, Inc. (a)	300,000	6,933,000
Time Warner, Inc.	750,000	15,780,000
		49,248,521
Multiline Retail - 1.0%
Macy's, Inc.	800,000	31,824,000
Specialty Retail - 1.5%
Best Buy Co., Inc.	175,031	8,168,697
Home Depot, Inc.	725,040	28,530,324
Staples, Inc.	500,000	11,865,000
		48,564,021
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)	175,000	7,988,750
TOTAL CONSUMER DISCRETIONARY		252,049,237
CONSUMER STAPLES - 9.8%
Beverages - 1.6%
InBev SA	80,000	6,369,642

	Shares	Value
PepsiCo, Inc.	600,000	$ 38,910,000
SABMiller PLC	250,000	6,355,636
		51,635,278
Food & Staples Retailing - 2.3%
Sysco Corp.	150,000	4,948,500
United Natural Foods, Inc. (a)	375,000	9,967,500
Wal-Mart Stores, Inc.	275,000	13,230,250
Walgreen Co.	200,000	8,708,000
Whole Foods Market, Inc. (d)	825,000	31,597,500
X5 Retail Group NV GDR (a)(e)	100,000	2,930,000
		71,381,750
Food Products - 2.8%
Bunge Ltd.	125,000	10,562,500
Diamond Foods, Inc.	350,000	6,142,500
Green Mountain Coffee Roasters, Inc. (a)	100,000	7,874,000
Groupe Danone	100,000	8,123,107
Marine Harvest ASA (a)	6,000,000	6,531,913
Nestle SA (Reg.)	125,000	47,825,000
		87,059,020
Household Products - 3.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	500,000	5,865,000
Colgate-Palmolive Co.	200,000	12,970,000
Procter & Gamble Co.	1,250,000	76,487,500
		95,322,500
Personal Products - 0.1%
Avon Products, Inc.	125,000	4,593,750
TOTAL CONSUMER STAPLES		309,992,298
ENERGY - 7.3%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc. (a)	150,000	15,636,000
North American Energy Partners, Inc.	585,000	11,852,103
Schlumberger Ltd. (NY Shares)	175,000	14,864,500
		42,352,603
Oil, Gas & Consumable Fuels - 5.9%
Chesapeake Energy Corp.	425,000	14,705,000
ConocoPhillips	375,000	29,437,500
EOG Resources, Inc.	150,000	10,959,000
Exxon Mobil Corp.	425,000	35,649,000
Gazprom OAO sponsored ADR	300,000	12,555,000
Lukoil Oil Co. sponsored ADR	110,000	8,332,500
Marathon Oil Corp.	420,000	25,183,200
Massey Energy Co.	100,000	2,665,000
OJSC Rosneft unit (a)	750,000	5,970,000
Peabody Energy Corp.	100,000	4,838,000
Sasol Ltd. sponsored ADR	50,000	1,877,000
Suncor Energy, Inc.	150,000	13,512,321
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	109,300	$ 6,037,732
Valero Energy Corp.	200,000	14,772,000
		186,493,253
TOTAL ENERGY		228,845,856
FINANCIALS - 18.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.	35,000	4,900,000
Credit Suisse Group sponsored ADR	125,000	8,870,000
KKR Private Equity Investors, LP	750,000	16,875,000
UBS AG (NY Shares)	175,000	10,501,750
		41,146,750
Commercial Banks - 3.2%
Anglo Irish Bank Corp. PLC	425,000	8,742,964
Commerce Bancorp, Inc.	325,000	12,021,750
Erste Bank AG	150,000	11,733,978
HSBC Holdings PLC sponsored ADR (d)	100,000	9,177,000
M&T Bank Corp.	125,000	13,362,500
PNC Financial Services Group, Inc.	75,000	5,368,500
Standard Chartered PLC (United Kingdom)	599,998	19,639,152
Wachovia Corp.	425,000	21,781,250
		101,827,094
Consumer Finance - 0.7%
American Express Co.	350,000	21,413,000
Diversified Financial Services - 5.4%
African Bank Investments Ltd.	1,750,015	7,403,567
Bank of America Corp.	1,850,000	90,446,500
Citigroup, Inc.	400,000	20,516,000
Climate Exchange PLC (a)	150,000	5,572,477
JPMorgan Chase & Co.	900,000	43,605,000
MarketAxess Holdings, Inc. (a)	275,000	4,947,250
		172,490,794
Insurance - 6.5%
ACE Ltd.	364,970	22,817,924
AFLAC, Inc.	225,000	11,565,000
American International Group, Inc.	1,300,033	91,041,311
Arch Capital Group Ltd.	75,000	5,440,500
Hartford Financial Services Group, Inc.	100,000	9,851,000
Max Capital Group Ltd.	105,000	2,971,500
MetLife, Inc.	200,000	12,896,000
Prudential Financial, Inc.	130,000	12,639,900
RenaissanceRe Holdings Ltd.	325,000	20,146,750
The Chubb Corp.	100,000	5,414,000
W.R. Berkley Corp.	150,000	4,881,000
XL Capital Ltd. Class A	75,000	6,321,750
		205,986,635
Real Estate Investment Trusts - 0.2%
Duke Realty LP	150,000	5,350,500

	Shares	Value
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	325,022	$ 11,814,550
Fannie Mae	75,000	4,899,750
MGIC Investment Corp.	100,000	5,686,000
Radian Group, Inc.	325,000	17,550,000
		39,950,300
TOTAL FINANCIALS		588,165,073
HEALTH CARE - 14.4%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	100,000	4,506,000
Alkermes, Inc. (a)	475,000	6,935,000
Alnylam Pharmaceuticals, Inc. (a)	100,000	1,519,000
Amgen, Inc. (a)	600,000	33,174,000
Amylin Pharmaceuticals, Inc. (a)	150,000	6,174,000
Cephalon, Inc. (a)	80,000	6,431,200
CytRx Corp. (a)(d)	693,500	2,163,720
Genentech, Inc. (a)	99,970	7,563,730
MannKind Corp. (a)	350,000	4,315,500
Vertex Pharmaceuticals, Inc. (a)	249,961	7,138,886
		79,921,036
Health Care Equipment & Supplies - 2.5%
ArthroCare Corp. (a)	150,000	6,586,500
Atricure, Inc. (a)	49,777	424,598
Conceptus, Inc. (a)	450,000	8,716,500
Cooper Companies, Inc.	125,000	6,665,000
DENTSPLY International, Inc.	150,000	5,739,000
IDEXX Laboratories, Inc. (a)	50,000	4,731,500
Kyphon, Inc. (a)	75,000	3,611,250
Medtronic, Inc.	375,000	19,447,500
Meridian Bioscience, Inc.	275,000	5,956,500
Mindray Medical International Ltd. sponsored ADR	300,000	9,159,000
NeuroMetrix, Inc. (a)	200,000	1,942,000
NxStage Medical, Inc. (a)	125,000	1,616,250
Sirona Dental Systems, Inc. (d)	100,000	3,783,000
		78,378,598
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	121,700	5,545,869
DaVita, Inc. (a)	175,000	9,429,000
Henry Schein, Inc. (a)	100,000	5,343,000
I-trax, Inc. (a)	1,100,000	4,587,000
MWI Veterinary Supply, Inc. (a)	200,000	7,978,000
UnitedHealth Group, Inc.	700,022	35,799,125
VCA Antech, Inc. (a)	200,000	7,538,000
		76,219,994
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	250,000	6,370,000
Cerner Corp. (a)	177,300	9,834,831
		16,204,831
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	100,000	$ 5,162,000
Covance, Inc. (a)	100,000	6,856,000
ICON PLC sponsored ADR	125,005	5,467,719
Illumina, Inc. (a)	159,962	6,492,858
Millipore Corp. (a)	175,000	13,140,750
Pharmaceutical Product Development, Inc.	225,000	8,610,750
		45,730,077
Pharmaceuticals - 5.0%
Barr Pharmaceuticals, Inc. (a)	250,000	12,557,500
Elan Corp. PLC sponsored ADR (a)	400,022	8,772,482
Endo Pharmaceuticals Holdings, Inc. (a)	275,000	9,413,250
Johnson & Johnson	900,027	55,459,664
Medicis Pharmaceutical Corp. Class A (d)	325,000	9,925,500
Merck & Co., Inc.	650,000	32,370,000
Nexmed, Inc. (a)	1,757,755	3,199,114
Roche Holding AG (participation certificate)	34,957	6,218,850
Wyeth	325,000	18,635,500
		156,551,860
TOTAL HEALTH CARE		453,006,396
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	225,000	17,599,500
Honeywell International, Inc.	210,000	11,818,800
United Technologies Corp.	250,000	17,732,500
		47,150,800
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	100,017	5,252,893
FedEx Corp.	75,000	8,322,750
United Parcel Service, Inc. Class B	400,000	29,200,000
		42,775,643
Airlines - 1.0%
Allegiant Travel Co.	200,000	6,148,000
Ryanair Holdings PLC sponsored ADR (a)	200,000	7,550,000
Southwest Airlines Co.	750,000	11,182,500
US Airways Group, Inc. (a)	200,000	6,054,000
		30,934,500
Building Products - 0.3%
Universal Forest Products, Inc.	200,000	8,452,000
Commercial Services & Supplies - 1.7%
Corporate Executive Board Co.	350,000	22,718,500
CoStar Group, Inc. (a)	251,417	13,294,931
Healthcare Services Group, Inc.	250,000	7,375,000
Robert Half International, Inc.	299,980	10,949,270
		54,337,701

	Shares	Value
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	117,500	$ 4,434,450
Fluor Corp.	135,000	15,034,950
Infrasource Services, Inc. (a)	100,000	3,710,000
Quanta Services, Inc. (a)	125,000	3,833,750
		27,013,150
Electrical Equipment - 2.5%
Energy Conversion Devices, Inc. (a)(d)	275,000	8,475,500
Evergreen Solar, Inc. (a)(d)	1,476,600	13,732,380
Q-Cells AG	160,000	13,899,959
Renewable Energy Corp. AS	96,500	3,763,651
SGL Carbon AG (a)	100,000	4,161,705
SolarWorld AG	350,000	16,200,198
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	300,000	10,941,000
Suzlon Energy Ltd.	125,000	4,612,122
Ultralife Batteries, Inc. (a)	400,000	4,208,000
		79,994,515
Industrial Conglomerates - 4.1%
3M Co.	100,000	8,679,000
General Electric Co.	2,699,961	103,354,508
Siemens AG sponsored ADR	25,000	3,576,500
Tyco International Ltd.	400,000	13,516,000
		129,126,008
Machinery - 1.3%
Bucyrus International, Inc. Class A	100,000	7,078,000
Cummins, Inc.	50,000	5,060,500
Dover Corp.	150,000	7,672,500
Illinois Tool Works, Inc.	225,024	12,194,051
Joy Global, Inc.	100,000	5,833,000
Tata Motors Ltd. sponsored ADR (d)	175,000	2,873,500
		40,711,551
TOTAL INDUSTRIALS		460,495,868
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 3.4%
Alcatel-Lucent SA sponsored ADR	350,000	4,900,000
Cisco Systems, Inc. (a)	1,000,000	27,850,000
Comverse Technology, Inc. (a)	500,000	10,425,000
Corning, Inc. (a)	1,000,000	25,550,000
Harris Corp.	200,000	10,910,000
Nice Systems Ltd. sponsored ADR	225,000	7,816,500
QUALCOMM, Inc.	320,000	13,884,800
Tellabs, Inc. (a)	500,000	5,380,000
		106,716,300
Computers & Peripherals - 3.2%
Apple, Inc. (a)	350,000	42,714,000
Dell, Inc. (a)	849,976	24,266,815
EMC Corp. (a)	700,000	12,670,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	375,000	$ 16,732,500
Sun Microsystems, Inc. (a)	1,000,000	5,260,000
		101,643,315
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	600,000	9,696,000
Arrow Electronics, Inc. (a)	150,000	5,764,500
Everlight Electronics Co. Ltd.	500,000	1,794,441
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,250,000	10,843,005
Itron, Inc. (a)	44,700	3,483,918
Jabil Circuit, Inc.	300,000	6,621,000
Motech Industries, Inc.	850,000	11,163,714
Motech Industries, Inc. GDR (a)(e)	268,000	3,618,000
		52,984,578
Internet Software & Services - 3.4%
eBay, Inc. (a)	225,000	7,240,500
Google, Inc. Class A (sub. vtg.) (a)	149,970	78,491,299
SAVVIS, Inc. (a)	200,000	9,902,000
Terremark Worldwide, Inc. (a)	900,019	5,805,123
The Knot, Inc. (a)	250,000	5,047,500
		106,486,422
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,263,500
Mastercard, Inc. Class A	75,000	12,440,250
MoneyGram International, Inc.	183,151	5,119,070
Paychex, Inc.	500,000	19,560,000
The Western Union Co.	600,000	12,498,000
		60,880,820
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	200,000	4,426,000
Analog Devices, Inc.	250,000	9,410,000
ARM Holdings PLC sponsored ADR	1,300,000	11,375,000
ASML Holding NV (NY Shares) (a)	200,000	5,490,000
CSR PLC (a)	899,992	14,159,991
Intel Corp.	2,200,000	52,272,000
LSI Corp. (a)	1,500,000	11,265,000
Maxim Integrated Products, Inc.	175,000	5,846,750
MEMC Electronic Materials, Inc. (a)	300,000	18,336,000
National Semiconductor Corp.	200,020	5,654,565
Renesola Ltd.	450,000	5,105,594
Siliconware Precision Industries Co. Ltd. sponsored ADR	600,000	6,600,000
Taiwan Semiconductor Manufacturing Co. Ltd.	6,029,995	13,058,236
		162,999,136

	Shares	Value
Software - 1.3%
Check Point Software Technologies Ltd. (a)	200,000	$ 4,562,000
Comverge, Inc.	175,000	5,426,750
Nintendo Co. Ltd.	30,000	11,004,000
Quality Systems, Inc.	550,000	20,883,500
		41,876,250
TOTAL INFORMATION TECHNOLOGY		633,586,821
MATERIALS - 1.9%
Chemicals - 1.3%
Ecolab, Inc.	200,000	8,540,000
Hercules, Inc. (a)	100,000	1,965,000
Monsanto Co.	150,000	10,131,000
Praxair, Inc.	75,010	5,399,970
Tokuyama Corp.	525,000	6,845,972
Zoltek Companies, Inc. (a)	175,000	7,267,750
		40,149,692
Metals & Mining - 0.6%
Arcelor Mittal	200,000	12,480,000
Meridian Gold, Inc. (a)	200,000	5,516,001
Titanium Metals Corp.	100,000	3,190,000
		21,186,001
TOTAL MATERIALS		61,335,693
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	400,000	16,600,000
Verizon Communications, Inc.	1,000,000	41,170,000
		57,770,000
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L sponsored ADR	125,000	7,741,250
Bharti Airtel Ltd. (a)	600,000	12,451,065
China Mobile (Hong Kong) Ltd. sponsored ADR	150,000	8,085,000
Crown Castle International Corp. (a)	100,000	3,627,000
Orascom Telecom Holding SAE GDR	25,000	1,622,500
Sistema JSFC sponsored GDR	250,000	7,100,000
		40,626,815
TOTAL TELECOMMUNICATION SERVICES		98,396,815
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	300,000	6,564,000
Clipper Windpower PLC (a)	325,000	5,475,587
NRG Energy, Inc. (a)	300,000	12,471,000
TXU Corp.	100,000	6,730,000
		31,240,587
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Sempra Energy	125,000	$ 7,403,750
TOTAL UTILITIES		38,644,337
TOTAL COMMON STOCKS (Cost $2,958,064,846)		3,124,518,394
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 5.32% (b)	54,318,971	54,318,971
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	50,341,400	50,341,400
TOTAL MONEY MARKET FUNDS (Cost $104,660,371)		104,660,371
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,062,725,217)	3,229,178,765
NET OTHER ASSETS - (2.3)%	(72,851,506)
NET ASSETS - 100%	$ 3,156,327,259
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,548,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,155,738
Fidelity Securities Lending Cash Central Fund	503,543
Total	$ 2,659,281
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,068,934,814. Net unrealized appreciation aggregated $160,243,951, of which $275,657,358 related to appreciated investment securities and $115,413,407 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.833433.101

ADESI-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.4%
Renault SA	35,000	$ 5,646,858
Toyota Motor Corp. sponsored ADR	45,000	5,664,600
		11,311,458
Distributors - 0.8%
Li & Fung Ltd.	7,250,000	26,100,816
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	250,031	14,609,311
New Oriental Education & Technology Group, Inc. sponsored ADR	150,000	8,058,000
		22,667,311
Hotels, Restaurants & Leisure - 0.8%
Red Robin Gourmet Burgers, Inc. (a)	250,000	10,092,500
Starbucks Corp. (a)	550,000	14,432,000
		24,524,500
Household Durables - 0.8%
D.R. Horton, Inc.	500,000	9,965,000
KB Home	149,952	5,903,610
Ryland Group, Inc.	100,000	3,737,000
Standard Pacific Corp.	350,000	6,135,500
		25,741,110
Leisure Equipment & Products - 0.1%
Brunswick Corp.	125,000	4,078,750
Media - 1.6%
Comcast Corp. Class A	100,000	2,812,000
EchoStar Communications Corp. Class A (a)	150,000	6,505,500
New Frontier Media, Inc.	1,000,000	8,720,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	750,046	8,498,021
The DIRECTV Group, Inc. (a)	300,000	6,933,000
Time Warner, Inc.	750,000	15,780,000
		49,248,521
Multiline Retail - 1.0%
Macy's, Inc.	800,000	31,824,000
Specialty Retail - 1.5%
Best Buy Co., Inc.	175,031	8,168,697
Home Depot, Inc.	725,040	28,530,324
Staples, Inc.	500,000	11,865,000
		48,564,021
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)	175,000	7,988,750
TOTAL CONSUMER DISCRETIONARY		252,049,237
CONSUMER STAPLES - 9.8%
Beverages - 1.6%
InBev SA	80,000	6,369,642

	Shares	Value
PepsiCo, Inc.	600,000	$ 38,910,000
SABMiller PLC	250,000	6,355,636
		51,635,278
Food & Staples Retailing - 2.3%
Sysco Corp.	150,000	4,948,500
United Natural Foods, Inc. (a)	375,000	9,967,500
Wal-Mart Stores, Inc.	275,000	13,230,250
Walgreen Co.	200,000	8,708,000
Whole Foods Market, Inc. (d)	825,000	31,597,500
X5 Retail Group NV GDR (a)(e)	100,000	2,930,000
		71,381,750
Food Products - 2.8%
Bunge Ltd.	125,000	10,562,500
Diamond Foods, Inc.	350,000	6,142,500
Green Mountain Coffee Roasters, Inc. (a)	100,000	7,874,000
Groupe Danone	100,000	8,123,107
Marine Harvest ASA (a)	6,000,000	6,531,913
Nestle SA (Reg.)	125,000	47,825,000
		87,059,020
Household Products - 3.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	500,000	5,865,000
Colgate-Palmolive Co.	200,000	12,970,000
Procter & Gamble Co.	1,250,000	76,487,500
		95,322,500
Personal Products - 0.1%
Avon Products, Inc.	125,000	4,593,750
TOTAL CONSUMER STAPLES		309,992,298
ENERGY - 7.3%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc. (a)	150,000	15,636,000
North American Energy Partners, Inc.	585,000	11,852,103
Schlumberger Ltd. (NY Shares)	175,000	14,864,500
		42,352,603
Oil, Gas & Consumable Fuels - 5.9%
Chesapeake Energy Corp.	425,000	14,705,000
ConocoPhillips	375,000	29,437,500
EOG Resources, Inc.	150,000	10,959,000
Exxon Mobil Corp.	425,000	35,649,000
Gazprom OAO sponsored ADR	300,000	12,555,000
Lukoil Oil Co. sponsored ADR	110,000	8,332,500
Marathon Oil Corp.	420,000	25,183,200
Massey Energy Co.	100,000	2,665,000
OJSC Rosneft unit (a)	750,000	5,970,000
Peabody Energy Corp.	100,000	4,838,000
Sasol Ltd. sponsored ADR	50,000	1,877,000
Suncor Energy, Inc.	150,000	13,512,321
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	109,300	$ 6,037,732
Valero Energy Corp.	200,000	14,772,000
		186,493,253
TOTAL ENERGY		228,845,856
FINANCIALS - 18.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc.	35,000	4,900,000
Credit Suisse Group sponsored ADR	125,000	8,870,000
KKR Private Equity Investors, LP	750,000	16,875,000
UBS AG (NY Shares)	175,000	10,501,750
		41,146,750
Commercial Banks - 3.2%
Anglo Irish Bank Corp. PLC	425,000	8,742,964
Commerce Bancorp, Inc.	325,000	12,021,750
Erste Bank AG	150,000	11,733,978
HSBC Holdings PLC sponsored ADR (d)	100,000	9,177,000
M&T Bank Corp.	125,000	13,362,500
PNC Financial Services Group, Inc.	75,000	5,368,500
Standard Chartered PLC (United Kingdom)	599,998	19,639,152
Wachovia Corp.	425,000	21,781,250
		101,827,094
Consumer Finance - 0.7%
American Express Co.	350,000	21,413,000
Diversified Financial Services - 5.4%
African Bank Investments Ltd.	1,750,015	7,403,567
Bank of America Corp.	1,850,000	90,446,500
Citigroup, Inc.	400,000	20,516,000
Climate Exchange PLC (a)	150,000	5,572,477
JPMorgan Chase & Co.	900,000	43,605,000
MarketAxess Holdings, Inc. (a)	275,000	4,947,250
		172,490,794
Insurance - 6.5%
ACE Ltd.	364,970	22,817,924
AFLAC, Inc.	225,000	11,565,000
American International Group, Inc.	1,300,033	91,041,311
Arch Capital Group Ltd.	75,000	5,440,500
Hartford Financial Services Group, Inc.	100,000	9,851,000
Max Capital Group Ltd.	105,000	2,971,500
MetLife, Inc.	200,000	12,896,000
Prudential Financial, Inc.	130,000	12,639,900
RenaissanceRe Holdings Ltd.	325,000	20,146,750
The Chubb Corp.	100,000	5,414,000
W.R. Berkley Corp.	150,000	4,881,000
XL Capital Ltd. Class A	75,000	6,321,750
		205,986,635
Real Estate Investment Trusts - 0.2%
Duke Realty LP	150,000	5,350,500

	Shares	Value
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	325,022	$ 11,814,550
Fannie Mae	75,000	4,899,750
MGIC Investment Corp.	100,000	5,686,000
Radian Group, Inc.	325,000	17,550,000
		39,950,300
TOTAL FINANCIALS		588,165,073
HEALTH CARE - 14.4%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	100,000	4,506,000
Alkermes, Inc. (a)	475,000	6,935,000
Alnylam Pharmaceuticals, Inc. (a)	100,000	1,519,000
Amgen, Inc. (a)	600,000	33,174,000
Amylin Pharmaceuticals, Inc. (a)	150,000	6,174,000
Cephalon, Inc. (a)	80,000	6,431,200
CytRx Corp. (a)(d)	693,500	2,163,720
Genentech, Inc. (a)	99,970	7,563,730
MannKind Corp. (a)	350,000	4,315,500
Vertex Pharmaceuticals, Inc. (a)	249,961	7,138,886
		79,921,036
Health Care Equipment & Supplies - 2.5%
ArthroCare Corp. (a)	150,000	6,586,500
Atricure, Inc. (a)	49,777	424,598
Conceptus, Inc. (a)	450,000	8,716,500
Cooper Companies, Inc.	125,000	6,665,000
DENTSPLY International, Inc.	150,000	5,739,000
IDEXX Laboratories, Inc. (a)	50,000	4,731,500
Kyphon, Inc. (a)	75,000	3,611,250
Medtronic, Inc.	375,000	19,447,500
Meridian Bioscience, Inc.	275,000	5,956,500
Mindray Medical International Ltd. sponsored ADR	300,000	9,159,000
NeuroMetrix, Inc. (a)	200,000	1,942,000
NxStage Medical, Inc. (a)	125,000	1,616,250
Sirona Dental Systems, Inc. (d)	100,000	3,783,000
		78,378,598
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc.	121,700	5,545,869
DaVita, Inc. (a)	175,000	9,429,000
Henry Schein, Inc. (a)	100,000	5,343,000
I-trax, Inc. (a)	1,100,000	4,587,000
MWI Veterinary Supply, Inc. (a)	200,000	7,978,000
UnitedHealth Group, Inc.	700,022	35,799,125
VCA Antech, Inc. (a)	200,000	7,538,000
		76,219,994
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	250,000	6,370,000
Cerner Corp. (a)	177,300	9,834,831
		16,204,831
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	100,000	$ 5,162,000
Covance, Inc. (a)	100,000	6,856,000
ICON PLC sponsored ADR	125,005	5,467,719
Illumina, Inc. (a)	159,962	6,492,858
Millipore Corp. (a)	175,000	13,140,750
Pharmaceutical Product Development, Inc.	225,000	8,610,750
		45,730,077
Pharmaceuticals - 5.0%
Barr Pharmaceuticals, Inc. (a)	250,000	12,557,500
Elan Corp. PLC sponsored ADR (a)	400,022	8,772,482
Endo Pharmaceuticals Holdings, Inc. (a)	275,000	9,413,250
Johnson & Johnson	900,027	55,459,664
Medicis Pharmaceutical Corp. Class A (d)	325,000	9,925,500
Merck & Co., Inc.	650,000	32,370,000
Nexmed, Inc. (a)	1,757,755	3,199,114
Roche Holding AG (participation certificate)	34,957	6,218,850
Wyeth	325,000	18,635,500
		156,551,860
TOTAL HEALTH CARE		453,006,396
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	225,000	17,599,500
Honeywell International, Inc.	210,000	11,818,800
United Technologies Corp.	250,000	17,732,500
		47,150,800
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	100,017	5,252,893
FedEx Corp.	75,000	8,322,750
United Parcel Service, Inc. Class B	400,000	29,200,000
		42,775,643
Airlines - 1.0%
Allegiant Travel Co.	200,000	6,148,000
Ryanair Holdings PLC sponsored ADR (a)	200,000	7,550,000
Southwest Airlines Co.	750,000	11,182,500
US Airways Group, Inc. (a)	200,000	6,054,000
		30,934,500
Building Products - 0.3%
Universal Forest Products, Inc.	200,000	8,452,000
Commercial Services & Supplies - 1.7%
Corporate Executive Board Co.	350,000	22,718,500
CoStar Group, Inc. (a)	251,417	13,294,931
Healthcare Services Group, Inc.	250,000	7,375,000
Robert Half International, Inc.	299,980	10,949,270
		54,337,701

	Shares	Value
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	117,500	$ 4,434,450
Fluor Corp.	135,000	15,034,950
Infrasource Services, Inc. (a)	100,000	3,710,000
Quanta Services, Inc. (a)	125,000	3,833,750
		27,013,150
Electrical Equipment - 2.5%
Energy Conversion Devices, Inc. (a)(d)	275,000	8,475,500
Evergreen Solar, Inc. (a)(d)	1,476,600	13,732,380
Q-Cells AG	160,000	13,899,959
Renewable Energy Corp. AS	96,500	3,763,651
SGL Carbon AG (a)	100,000	4,161,705
SolarWorld AG	350,000	16,200,198
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	300,000	10,941,000
Suzlon Energy Ltd.	125,000	4,612,122
Ultralife Batteries, Inc. (a)	400,000	4,208,000
		79,994,515
Industrial Conglomerates - 4.1%
3M Co.	100,000	8,679,000
General Electric Co.	2,699,961	103,354,508
Siemens AG sponsored ADR	25,000	3,576,500
Tyco International Ltd.	400,000	13,516,000
		129,126,008
Machinery - 1.3%
Bucyrus International, Inc. Class A	100,000	7,078,000
Cummins, Inc.	50,000	5,060,500
Dover Corp.	150,000	7,672,500
Illinois Tool Works, Inc.	225,024	12,194,051
Joy Global, Inc.	100,000	5,833,000
Tata Motors Ltd. sponsored ADR (d)	175,000	2,873,500
		40,711,551
TOTAL INDUSTRIALS		460,495,868
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 3.4%
Alcatel-Lucent SA sponsored ADR	350,000	4,900,000
Cisco Systems, Inc. (a)	1,000,000	27,850,000
Comverse Technology, Inc. (a)	500,000	10,425,000
Corning, Inc. (a)	1,000,000	25,550,000
Harris Corp.	200,000	10,910,000
Nice Systems Ltd. sponsored ADR	225,000	7,816,500
QUALCOMM, Inc.	320,000	13,884,800
Tellabs, Inc. (a)	500,000	5,380,000
		106,716,300
Computers & Peripherals - 3.2%
Apple, Inc. (a)	350,000	42,714,000
Dell, Inc. (a)	849,976	24,266,815
EMC Corp. (a)	700,000	12,670,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	375,000	$ 16,732,500
Sun Microsystems, Inc. (a)	1,000,000	5,260,000
		101,643,315
Electronic Equipment & Instruments - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	600,000	9,696,000
Arrow Electronics, Inc. (a)	150,000	5,764,500
Everlight Electronics Co. Ltd.	500,000	1,794,441
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,250,000	10,843,005
Itron, Inc. (a)	44,700	3,483,918
Jabil Circuit, Inc.	300,000	6,621,000
Motech Industries, Inc.	850,000	11,163,714
Motech Industries, Inc. GDR (a)(e)	268,000	3,618,000
		52,984,578
Internet Software & Services - 3.4%
eBay, Inc. (a)	225,000	7,240,500
Google, Inc. Class A (sub. vtg.) (a)	149,970	78,491,299
SAVVIS, Inc. (a)	200,000	9,902,000
Terremark Worldwide, Inc. (a)	900,019	5,805,123
The Knot, Inc. (a)	250,000	5,047,500
		106,486,422
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	150,000	11,263,500
Mastercard, Inc. Class A	75,000	12,440,250
MoneyGram International, Inc.	183,151	5,119,070
Paychex, Inc.	500,000	19,560,000
The Western Union Co.	600,000	12,498,000
		60,880,820
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	200,000	4,426,000
Analog Devices, Inc.	250,000	9,410,000
ARM Holdings PLC sponsored ADR	1,300,000	11,375,000
ASML Holding NV (NY Shares) (a)	200,000	5,490,000
CSR PLC (a)	899,992	14,159,991
Intel Corp.	2,200,000	52,272,000
LSI Corp. (a)	1,500,000	11,265,000
Maxim Integrated Products, Inc.	175,000	5,846,750
MEMC Electronic Materials, Inc. (a)	300,000	18,336,000
National Semiconductor Corp.	200,020	5,654,565
Renesola Ltd.	450,000	5,105,594
Siliconware Precision Industries Co. Ltd. sponsored ADR	600,000	6,600,000
Taiwan Semiconductor Manufacturing Co. Ltd.	6,029,995	13,058,236
		162,999,136

	Shares	Value
Software - 1.3%
Check Point Software Technologies Ltd. (a)	200,000	$ 4,562,000
Comverge, Inc.	175,000	5,426,750
Nintendo Co. Ltd.	30,000	11,004,000
Quality Systems, Inc.	550,000	20,883,500
		41,876,250
TOTAL INFORMATION TECHNOLOGY		633,586,821
MATERIALS - 1.9%
Chemicals - 1.3%
Ecolab, Inc.	200,000	8,540,000
Hercules, Inc. (a)	100,000	1,965,000
Monsanto Co.	150,000	10,131,000
Praxair, Inc.	75,010	5,399,970
Tokuyama Corp.	525,000	6,845,972
Zoltek Companies, Inc. (a)	175,000	7,267,750
		40,149,692
Metals & Mining - 0.6%
Arcelor Mittal	200,000	12,480,000
Meridian Gold, Inc. (a)	200,000	5,516,001
Titanium Metals Corp.	100,000	3,190,000
		21,186,001
TOTAL MATERIALS		61,335,693
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	400,000	16,600,000
Verizon Communications, Inc.	1,000,000	41,170,000
		57,770,000
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L sponsored ADR	125,000	7,741,250
Bharti Airtel Ltd. (a)	600,000	12,451,065
China Mobile (Hong Kong) Ltd. sponsored ADR	150,000	8,085,000
Crown Castle International Corp. (a)	100,000	3,627,000
Orascom Telecom Holding SAE GDR	25,000	1,622,500
Sistema JSFC sponsored GDR	250,000	7,100,000
		40,626,815
TOTAL TELECOMMUNICATION SERVICES		98,396,815
UTILITIES - 1.2%
Independent Power Producers & Energy Traders - 1.0%
AES Corp. (a)	300,000	6,564,000
Clipper Windpower PLC (a)	325,000	5,475,587
NRG Energy, Inc. (a)	300,000	12,471,000
TXU Corp.	100,000	6,730,000
		31,240,587
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Sempra Energy	125,000	$ 7,403,750
TOTAL UTILITIES		38,644,337
TOTAL COMMON STOCKS (Cost $2,958,064,846)		3,124,518,394
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 5.32% (b)	54,318,971	54,318,971
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	50,341,400	50,341,400
TOTAL MONEY MARKET FUNDS (Cost $104,660,371)		104,660,371
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,062,725,217)	3,229,178,765
NET OTHER ASSETS - (2.3)%	(72,851,506)
NET ASSETS - 100%	$ 3,156,327,259
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,548,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,155,738
Fidelity Securities Lending Cash Central Fund	503,543
Total	$ 2,659,281
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,068,934,814. Net unrealized appreciation aggregated $160,243,951, of which $275,657,358 related to appreciated investment securities and $115,413,407 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
(formerly Fidelity Advisor Destiny® II Fund)
Class A

June 30, 2007

1.818363.102

DESIIN-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 1.1%
MGM Mirage, Inc. (a)	175,000	$ 14,434,000
Penn National Gaming, Inc. (a)	395,000	23,735,550
WMS Industries, Inc. (a)	823,350	23,761,881
		61,931,431
Household Durables - 1.5%
KB Home	6,350	250,000
Koninklijke Philips Electronics NV (NY Shares)	2,056,100	87,014,152
		87,264,152
Media - 7.7%
Cinemark Holdings, Inc.	797,700	14,270,853
CKX, Inc. (a)	2,839,706	39,244,737
DreamWorks Animation SKG, Inc. Class A (a)	1,798,357	51,864,616
Focus Media Holding Ltd. ADR (a)	75,000	3,787,500
Getty Images, Inc. (a)	948,100	45,328,661
Martha Stewart Living Omnimedia, Inc. Class A (d)	1,784,719	30,697,167
News Corp. Class A	4,499,500	95,434,395
Regal Entertainment Group Class A	447,000	9,802,710
The New York Times Co. Class A (d)	875,000	22,225,000
The Walt Disney Co.	150,000	5,121,000
Time Warner, Inc.	5,755,000	121,085,200
		438,861,839
Specialty Retail - 0.7%
Best Buy Co., Inc.	1,400	65,338
Staples, Inc.	1,649,737	39,148,259
		39,213,597
TOTAL CONSUMER DISCRETIONARY		627,271,019
CONSUMER STAPLES - 5.9%
Beverages - 0.5%
The Coca-Cola Co.	565,800	29,596,998
Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc.	3,100	149,141
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. (a)	18,887	1,487,162
Nestle SA:
(Reg.)	148,276	56,730,398
sponsored ADR	688,700	65,874,155
		124,091,715
Household Products - 2.4%
Procter & Gamble Co.	2,205,000	134,923,950
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	656,700	45,404,238
TOTAL CONSUMER STAPLES		334,166,042

	Shares	Value
ENERGY - 5.1%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)	59,600	$ 6,212,704
Schlumberger Ltd. (NY Shares)	645,900	54,862,746
		61,075,450
Oil, Gas & Consumable Fuels - 4.0%
EOG Resources, Inc.	35,000	2,557,100
Exxon Mobil Corp.	1,375,990	115,418,041
Gazprom OAO sponsored ADR	604,800	25,310,880
Marathon Oil Corp.	475,000	28,481,000
Plains Exploration & Production Co. (a)	170,000	8,127,700
Valero Energy Corp.	545,000	40,253,700
Western Oil Sands, Inc. Class A (a)	186,684	6,221,340
		226,369,761
TOTAL ENERGY		287,445,211
FINANCIALS - 11.5%
Capital Markets - 1.6%
JMP Group, Inc.	184,394	1,926,917
Northern Trust Corp.	451,500	29,004,360
State Street Corp.	845,485	57,831,174
		88,762,451
Commercial Banks - 0.6%
Boston Private Financial Holdings, Inc.	92,142	2,475,856
JSC Halyk Bank of Kazakhstan GDR (e)	47,100	1,045,620
Standard Chartered PLC (United Kingdom)	872,600	28,561,969
		32,083,445
Diversified Financial Services - 2.4%
Bank of America Corp.	1,347,700	65,889,053
Citigroup, Inc.	760,000	38,980,400
JPMorgan Chase & Co.	690,500	33,454,725
		138,324,178
Insurance - 6.9%
ACE Ltd.	897,998	56,142,835
American International Group, Inc.	2,447,731	171,414,602
Aspen Insurance Holdings Ltd.	502,800	14,113,596
Berkshire Hathaway, Inc. Class A (a)	612	66,998,700
Hartford Financial Services Group, Inc.	180,000	17,731,800
IPC Holdings Ltd.	894,700	28,889,863
Montpelier Re Holdings Ltd.	1,858,166	34,450,398
Platinum Underwriters Holdings Ltd.	90,400	3,141,400
		392,883,194
TOTAL FINANCIALS		652,053,268
HEALTH CARE - 14.6%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	745,000	39,857,500
Cephalon, Inc. (a)	100,000	8,039,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	240,000	$ 17,908,704
Gilead Sciences, Inc. (a)	1,341,382	52,005,380
		117,810,584
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	75,000	10,118,250
ArthroCare Corp. (a)	584,488	25,664,868
Becton, Dickinson & Co.	996,324	74,226,138
C.R. Bard, Inc.	474,900	39,240,987
Cholestech Corp. (a)	261,608	5,752,760
Gyrus Group PLC (a)	550,000	5,215,789
Inverness Medical Innovations, Inc. (a)	175,000	8,928,500
Medtronic, Inc.	990,000	51,341,400
Respironics, Inc. (a)	115,000	4,897,850
		225,386,542
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (a)	635,800	33,970,794
Nighthawk Radiology Holdings, Inc. (a)	204,324	3,688,048
		37,658,842
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. (a)	1,086,685	56,094,680
Pharmaceutical Product Development, Inc.	250,000	9,567,500
		65,662,180
Pharmaceuticals - 6.8%
Allergan, Inc.	332,398	19,159,421
Barr Pharmaceuticals, Inc. (a)	281,900	14,159,837
Bristol-Myers Squibb Co.	900,000	28,404,000
Johnson & Johnson	1,738,930	107,152,867
Merck & Co., Inc.	2,360,000	117,528,000
Roche Holding AG (participation certificate)	135,192	24,050,657
Schering-Plough Corp.	725,000	22,069,000
Wyeth	873,380	50,079,609
Xenoport, Inc. (a)	108,600	4,824,012
		387,427,403
TOTAL HEALTH CARE		833,945,551
INDUSTRIALS - 12.7%
Aerospace & Defense - 5.0%
General Dynamics Corp.	1,026,100	80,261,542
Honeywell International, Inc.	1,246,900	70,175,532
Lockheed Martin Corp.	305,000	28,709,650
Raytheon Co.	748,000	40,309,720
United Technologies Corp.	885,000	62,773,050
		282,229,494

	Shares	Value
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	90,700	$ 3,423,018
Fluor Corp.	55,500	6,181,035
		9,604,053
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	605,000	13,673,000
Emerson Electric Co.	95,000	4,446,000
Prysmian SpA	84,800	2,061,239
		20,180,239
Industrial Conglomerates - 6.3%
3M Co.	595,000	51,640,050
General Electric Co.	3,375,930	129,230,600
Tyco International Ltd.	5,347,800	180,702,162
		361,572,812
Machinery - 0.9%
Bucyrus International, Inc. Class A	210,000	14,863,800
MAN AG	250,000	36,122,246
		50,986,046
Road & Rail - 0.0%
Knight Transportation, Inc.	1,600	31,008
TOTAL INDUSTRIALS		724,603,652
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 4.4%
Alcatel-Lucent SA sponsored ADR	1,600,259	22,403,626
Avanex Corp. (a)	2,187,371	3,937,268
Ciena Corp. (a)	1,575,592	56,926,139
Cisco Systems, Inc. (a)	1,096,461	30,536,439
Corning, Inc. (a)	6,587	168,298
D-Link Corp.	4,205,000	10,018,021
Gemtek Technology Corp.	2,250,000	5,807,117
Harris Corp.	1,492,900	81,437,695
Opnext, Inc.	453,000	5,997,720
Tellabs, Inc. (a)	3,027,200	32,572,672
		249,804,995
Computers & Peripherals - 5.0%
Dell, Inc. (a)	4,555,000	130,045,250
EMC Corp. (a)	3,383,900	61,248,590
Hewlett-Packard Co.	2,151,500	95,999,930
		287,293,770
Electronic Equipment & Instruments - 0.9%
AuthenTec, Inc.	242,800	2,512,980
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,050,000	26,456,933
Itron, Inc. (a)	301,295	23,482,932
		52,452,845
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	899,700	43,761,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	38,442	$ 20,119,774
Yahoo!, Inc. (a)	950,000	25,773,500
		89,654,682
IT Services - 0.9%
Mastercard, Inc. Class A (d)	247,000	40,969,890
The BISYS Group, Inc. (a)	750,000	8,872,500
		49,842,390
Semiconductors & Semiconductor Equipment - 4.9%
ANADIGICS, Inc. (a)	602,709	8,311,357
Analog Devices, Inc.	915,000	34,440,600
Applied Micro Circuits Corp. (a)	1,695,949	4,239,873
ARM Holdings PLC sponsored ADR	6,600	57,750
Broadcom Corp. Class A (a)	1,055,000	30,858,750
Hittite Microwave Corp. (a)	161,517	6,901,621
Intel Corp.	5,201,200	123,580,512
Microchip Technology, Inc.	1,371,086	50,785,025
Siliconware Precision Industries Co. Ltd.	9,488,000	20,227,929
		279,403,417
Software - 10.1%
Electronic Arts, Inc. (a)	592,227	28,024,182
Microsoft Corp.	11,863,246	349,609,856
Nintendo Co. Ltd.	391,000	143,418,794
Oracle Corp. (a)	445,000	8,770,950
Ubisoft Entertainment SA (a)	849,367	45,004,229
		574,828,011
TOTAL INFORMATION TECHNOLOGY		1,583,280,110
MATERIALS - 1.6%
Chemicals - 1.6%
Airgas, Inc.	397,550	19,042,645
E.I. du Pont de Nemours & Co.	225,000	11,439,000
Ecolab, Inc.	750,000	32,025,000
Monsanto Co.	460,000	31,068,400
		93,575,045
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,860,062	118,692,573
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	3,100,902	130,237,884
Clearwire Corp. (d)	1,078,900	26,357,527
SBA Communications Corp. Class A (a)	300,000	10,077,000
Sprint Nextel Corp.	273,500	5,664,185
		172,336,596
TOTAL TELECOMMUNICATION SERVICES		291,029,169

	Shares	Value
UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	417,300	$ 36,376,041
NRG Energy, Inc. (a)	160,000	6,651,200
		43,027,241
TOTAL COMMON STOCKS (Cost $4,805,084,902)		5,470,396,308
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
ProSiebenSat.1 Media AG	37,700	1,493,959
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,383,688)		1,493,959
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	22,702,625
TOTAL CONVERTIBLE BONDS (Cost $22,585,649)		22,702,625
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	180,813,026	180,813,026
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	33,965,200	33,965,200
TOTAL MONEY MARKET FUNDS (Cost $214,778,226)		214,778,226
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,243,000)	$ 2,243,807	2,243,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,046,075,465)		5,711,614,118
NET OTHER ASSETS - (0.3)%		(15,794,206)
NET ASSETS - 100%		$5,695,819,912
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,045,620 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,243,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 422,701
Bear Stearns & Co., Inc.	985,995
Lehman Brothers, Inc.	834,304
$ 2,243,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,886,636
Fidelity Securities Lending Cash Central Fund	159,042
Total	$ 11,045,678
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 116,088,596	$ -	$ -
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 40,853,425	$ 124,208,784	$ -	$ -
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,055,241,075. Net unrealized appreciation aggregated $656,373,043, of which $706,760,848 related to appreciated investment securities and $50,387,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
(formerly Fidelity Advisor Destiny® II Fund)
Class O

June 30, 2007

1.804793.103

DESIIO-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 1.1%
MGM Mirage, Inc. (a)	175,000	$ 14,434,000
Penn National Gaming, Inc. (a)	395,000	23,735,550
WMS Industries, Inc. (a)	823,350	23,761,881
		61,931,431
Household Durables - 1.5%
KB Home	6,350	250,000
Koninklijke Philips Electronics NV (NY Shares)	2,056,100	87,014,152
		87,264,152
Media - 7.7%
Cinemark Holdings, Inc.	797,700	14,270,853
CKX, Inc. (a)	2,839,706	39,244,737
DreamWorks Animation SKG, Inc. Class A (a)	1,798,357	51,864,616
Focus Media Holding Ltd. ADR (a)	75,000	3,787,500
Getty Images, Inc. (a)	948,100	45,328,661
Martha Stewart Living Omnimedia, Inc. Class A (d)	1,784,719	30,697,167
News Corp. Class A	4,499,500	95,434,395
Regal Entertainment Group Class A	447,000	9,802,710
The New York Times Co. Class A (d)	875,000	22,225,000
The Walt Disney Co.	150,000	5,121,000
Time Warner, Inc.	5,755,000	121,085,200
		438,861,839
Specialty Retail - 0.7%
Best Buy Co., Inc.	1,400	65,338
Staples, Inc.	1,649,737	39,148,259
		39,213,597
TOTAL CONSUMER DISCRETIONARY		627,271,019
CONSUMER STAPLES - 5.9%
Beverages - 0.5%
The Coca-Cola Co.	565,800	29,596,998
Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc.	3,100	149,141
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. (a)	18,887	1,487,162
Nestle SA:
(Reg.)	148,276	56,730,398
sponsored ADR	688,700	65,874,155
		124,091,715
Household Products - 2.4%
Procter & Gamble Co.	2,205,000	134,923,950
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	656,700	45,404,238
TOTAL CONSUMER STAPLES		334,166,042

	Shares	Value
ENERGY - 5.1%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)	59,600	$ 6,212,704
Schlumberger Ltd. (NY Shares)	645,900	54,862,746
		61,075,450
Oil, Gas & Consumable Fuels - 4.0%
EOG Resources, Inc.	35,000	2,557,100
Exxon Mobil Corp.	1,375,990	115,418,041
Gazprom OAO sponsored ADR	604,800	25,310,880
Marathon Oil Corp.	475,000	28,481,000
Plains Exploration & Production Co. (a)	170,000	8,127,700
Valero Energy Corp.	545,000	40,253,700
Western Oil Sands, Inc. Class A (a)	186,684	6,221,340
		226,369,761
TOTAL ENERGY		287,445,211
FINANCIALS - 11.5%
Capital Markets - 1.6%
JMP Group, Inc.	184,394	1,926,917
Northern Trust Corp.	451,500	29,004,360
State Street Corp.	845,485	57,831,174
		88,762,451
Commercial Banks - 0.6%
Boston Private Financial Holdings, Inc.	92,142	2,475,856
JSC Halyk Bank of Kazakhstan GDR (e)	47,100	1,045,620
Standard Chartered PLC (United Kingdom)	872,600	28,561,969
		32,083,445
Diversified Financial Services - 2.4%
Bank of America Corp.	1,347,700	65,889,053
Citigroup, Inc.	760,000	38,980,400
JPMorgan Chase & Co.	690,500	33,454,725
		138,324,178
Insurance - 6.9%
ACE Ltd.	897,998	56,142,835
American International Group, Inc.	2,447,731	171,414,602
Aspen Insurance Holdings Ltd.	502,800	14,113,596
Berkshire Hathaway, Inc. Class A (a)	612	66,998,700
Hartford Financial Services Group, Inc.	180,000	17,731,800
IPC Holdings Ltd.	894,700	28,889,863
Montpelier Re Holdings Ltd.	1,858,166	34,450,398
Platinum Underwriters Holdings Ltd.	90,400	3,141,400
		392,883,194
TOTAL FINANCIALS		652,053,268
HEALTH CARE - 14.6%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	745,000	39,857,500
Cephalon, Inc. (a)	100,000	8,039,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	240,000	$ 17,908,704
Gilead Sciences, Inc. (a)	1,341,382	52,005,380
		117,810,584
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	75,000	10,118,250
ArthroCare Corp. (a)	584,488	25,664,868
Becton, Dickinson & Co.	996,324	74,226,138
C.R. Bard, Inc.	474,900	39,240,987
Cholestech Corp. (a)	261,608	5,752,760
Gyrus Group PLC (a)	550,000	5,215,789
Inverness Medical Innovations, Inc. (a)	175,000	8,928,500
Medtronic, Inc.	990,000	51,341,400
Respironics, Inc. (a)	115,000	4,897,850
		225,386,542
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (a)	635,800	33,970,794
Nighthawk Radiology Holdings, Inc. (a)	204,324	3,688,048
		37,658,842
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. (a)	1,086,685	56,094,680
Pharmaceutical Product Development, Inc.	250,000	9,567,500
		65,662,180
Pharmaceuticals - 6.8%
Allergan, Inc.	332,398	19,159,421
Barr Pharmaceuticals, Inc. (a)	281,900	14,159,837
Bristol-Myers Squibb Co.	900,000	28,404,000
Johnson & Johnson	1,738,930	107,152,867
Merck & Co., Inc.	2,360,000	117,528,000
Roche Holding AG (participation certificate)	135,192	24,050,657
Schering-Plough Corp.	725,000	22,069,000
Wyeth	873,380	50,079,609
Xenoport, Inc. (a)	108,600	4,824,012
		387,427,403
TOTAL HEALTH CARE		833,945,551
INDUSTRIALS - 12.7%
Aerospace & Defense - 5.0%
General Dynamics Corp.	1,026,100	80,261,542
Honeywell International, Inc.	1,246,900	70,175,532
Lockheed Martin Corp.	305,000	28,709,650
Raytheon Co.	748,000	40,309,720
United Technologies Corp.	885,000	62,773,050
		282,229,494

	Shares	Value
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	90,700	$ 3,423,018
Fluor Corp.	55,500	6,181,035
		9,604,053
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	605,000	13,673,000
Emerson Electric Co.	95,000	4,446,000
Prysmian SpA	84,800	2,061,239
		20,180,239
Industrial Conglomerates - 6.3%
3M Co.	595,000	51,640,050
General Electric Co.	3,375,930	129,230,600
Tyco International Ltd.	5,347,800	180,702,162
		361,572,812
Machinery - 0.9%
Bucyrus International, Inc. Class A	210,000	14,863,800
MAN AG	250,000	36,122,246
		50,986,046
Road & Rail - 0.0%
Knight Transportation, Inc.	1,600	31,008
TOTAL INDUSTRIALS		724,603,652
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 4.4%
Alcatel-Lucent SA sponsored ADR	1,600,259	22,403,626
Avanex Corp. (a)	2,187,371	3,937,268
Ciena Corp. (a)	1,575,592	56,926,139
Cisco Systems, Inc. (a)	1,096,461	30,536,439
Corning, Inc. (a)	6,587	168,298
D-Link Corp.	4,205,000	10,018,021
Gemtek Technology Corp.	2,250,000	5,807,117
Harris Corp.	1,492,900	81,437,695
Opnext, Inc.	453,000	5,997,720
Tellabs, Inc. (a)	3,027,200	32,572,672
		249,804,995
Computers & Peripherals - 5.0%
Dell, Inc. (a)	4,555,000	130,045,250
EMC Corp. (a)	3,383,900	61,248,590
Hewlett-Packard Co.	2,151,500	95,999,930
		287,293,770
Electronic Equipment & Instruments - 0.9%
AuthenTec, Inc.	242,800	2,512,980
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,050,000	26,456,933
Itron, Inc. (a)	301,295	23,482,932
		52,452,845
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	899,700	43,761,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	38,442	$ 20,119,774
Yahoo!, Inc. (a)	950,000	25,773,500
		89,654,682
IT Services - 0.9%
Mastercard, Inc. Class A (d)	247,000	40,969,890
The BISYS Group, Inc. (a)	750,000	8,872,500
		49,842,390
Semiconductors & Semiconductor Equipment - 4.9%
ANADIGICS, Inc. (a)	602,709	8,311,357
Analog Devices, Inc.	915,000	34,440,600
Applied Micro Circuits Corp. (a)	1,695,949	4,239,873
ARM Holdings PLC sponsored ADR	6,600	57,750
Broadcom Corp. Class A (a)	1,055,000	30,858,750
Hittite Microwave Corp. (a)	161,517	6,901,621
Intel Corp.	5,201,200	123,580,512
Microchip Technology, Inc.	1,371,086	50,785,025
Siliconware Precision Industries Co. Ltd.	9,488,000	20,227,929
		279,403,417
Software - 10.1%
Electronic Arts, Inc. (a)	592,227	28,024,182
Microsoft Corp.	11,863,246	349,609,856
Nintendo Co. Ltd.	391,000	143,418,794
Oracle Corp. (a)	445,000	8,770,950
Ubisoft Entertainment SA (a)	849,367	45,004,229
		574,828,011
TOTAL INFORMATION TECHNOLOGY		1,583,280,110
MATERIALS - 1.6%
Chemicals - 1.6%
Airgas, Inc.	397,550	19,042,645
E.I. du Pont de Nemours & Co.	225,000	11,439,000
Ecolab, Inc.	750,000	32,025,000
Monsanto Co.	460,000	31,068,400
		93,575,045
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,860,062	118,692,573
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	3,100,902	130,237,884
Clearwire Corp. (d)	1,078,900	26,357,527
SBA Communications Corp. Class A (a)	300,000	10,077,000
Sprint Nextel Corp.	273,500	5,664,185
		172,336,596
TOTAL TELECOMMUNICATION SERVICES		291,029,169

	Shares	Value
UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	417,300	$ 36,376,041
NRG Energy, Inc. (a)	160,000	6,651,200
		43,027,241
TOTAL COMMON STOCKS (Cost $4,805,084,902)		5,470,396,308
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
ProSiebenSat.1 Media AG	37,700	1,493,959
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,383,688)		1,493,959
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	22,702,625
TOTAL CONVERTIBLE BONDS (Cost $22,585,649)		22,702,625
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	180,813,026	180,813,026
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	33,965,200	33,965,200
TOTAL MONEY MARKET FUNDS (Cost $214,778,226)		214,778,226
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,243,000)	$ 2,243,807	2,243,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,046,075,465)		5,711,614,118
NET OTHER ASSETS - (0.3)%		(15,794,206)
NET ASSETS - 100%		$5,695,819,912
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,045,620 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,243,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 422,701
Bear Stearns & Co., Inc.	985,995
Lehman Brothers, Inc.	834,304
$ 2,243,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,886,636
Fidelity Securities Lending Cash Central Fund	159,042
Total	$ 11,045,678
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 116,088,596	$ -	$ -
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 40,853,425	$ 124,208,784	$ -	$ -
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,055,241,075. Net unrealized appreciation aggregated $656,373,043, of which $706,760,848 related to appreciated investment securities and $50,387,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
(formerly Fidelity Advisor Destiny® II Fund)
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.833435.101

ADESII-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Hotels, Restaurants & Leisure - 1.1%
MGM Mirage, Inc. (a)	175,000	$ 14,434,000
Penn National Gaming, Inc. (a)	395,000	23,735,550
WMS Industries, Inc. (a)	823,350	23,761,881
		61,931,431
Household Durables - 1.5%
KB Home	6,350	250,000
Koninklijke Philips Electronics NV (NY Shares)	2,056,100	87,014,152
		87,264,152
Media - 7.7%
Cinemark Holdings, Inc.	797,700	14,270,853
CKX, Inc. (a)	2,839,706	39,244,737
DreamWorks Animation SKG, Inc. Class A (a)	1,798,357	51,864,616
Focus Media Holding Ltd. ADR (a)	75,000	3,787,500
Getty Images, Inc. (a)	948,100	45,328,661
Martha Stewart Living Omnimedia, Inc. Class A (d)	1,784,719	30,697,167
News Corp. Class A	4,499,500	95,434,395
Regal Entertainment Group Class A	447,000	9,802,710
The New York Times Co. Class A (d)	875,000	22,225,000
The Walt Disney Co.	150,000	5,121,000
Time Warner, Inc.	5,755,000	121,085,200
		438,861,839
Specialty Retail - 0.7%
Best Buy Co., Inc.	1,400	65,338
Staples, Inc.	1,649,737	39,148,259
		39,213,597
TOTAL CONSUMER DISCRETIONARY		627,271,019
CONSUMER STAPLES - 5.9%
Beverages - 0.5%
The Coca-Cola Co.	565,800	29,596,998
Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc.	3,100	149,141
Food Products - 2.2%
Green Mountain Coffee Roasters, Inc. (a)	18,887	1,487,162
Nestle SA:
(Reg.)	148,276	56,730,398
sponsored ADR	688,700	65,874,155
		124,091,715
Household Products - 2.4%
Procter & Gamble Co.	2,205,000	134,923,950
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	656,700	45,404,238
TOTAL CONSUMER STAPLES		334,166,042

	Shares	Value
ENERGY - 5.1%
Energy Equipment & Services - 1.1%
National Oilwell Varco, Inc. (a)	59,600	$ 6,212,704
Schlumberger Ltd. (NY Shares)	645,900	54,862,746
		61,075,450
Oil, Gas & Consumable Fuels - 4.0%
EOG Resources, Inc.	35,000	2,557,100
Exxon Mobil Corp.	1,375,990	115,418,041
Gazprom OAO sponsored ADR	604,800	25,310,880
Marathon Oil Corp.	475,000	28,481,000
Plains Exploration & Production Co. (a)	170,000	8,127,700
Valero Energy Corp.	545,000	40,253,700
Western Oil Sands, Inc. Class A (a)	186,684	6,221,340
		226,369,761
TOTAL ENERGY		287,445,211
FINANCIALS - 11.5%
Capital Markets - 1.6%
JMP Group, Inc.	184,394	1,926,917
Northern Trust Corp.	451,500	29,004,360
State Street Corp.	845,485	57,831,174
		88,762,451
Commercial Banks - 0.6%
Boston Private Financial Holdings, Inc.	92,142	2,475,856
JSC Halyk Bank of Kazakhstan GDR (e)	47,100	1,045,620
Standard Chartered PLC (United Kingdom)	872,600	28,561,969
		32,083,445
Diversified Financial Services - 2.4%
Bank of America Corp.	1,347,700	65,889,053
Citigroup, Inc.	760,000	38,980,400
JPMorgan Chase & Co.	690,500	33,454,725
		138,324,178
Insurance - 6.9%
ACE Ltd.	897,998	56,142,835
American International Group, Inc.	2,447,731	171,414,602
Aspen Insurance Holdings Ltd.	502,800	14,113,596
Berkshire Hathaway, Inc. Class A (a)	612	66,998,700
Hartford Financial Services Group, Inc.	180,000	17,731,800
IPC Holdings Ltd.	894,700	28,889,863
Montpelier Re Holdings Ltd.	1,858,166	34,450,398
Platinum Underwriters Holdings Ltd.	90,400	3,141,400
		392,883,194
TOTAL FINANCIALS		652,053,268
HEALTH CARE - 14.6%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	745,000	39,857,500
Cephalon, Inc. (a)	100,000	8,039,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	240,000	$ 17,908,704
Gilead Sciences, Inc. (a)	1,341,382	52,005,380
		117,810,584
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	75,000	10,118,250
ArthroCare Corp. (a)	584,488	25,664,868
Becton, Dickinson & Co.	996,324	74,226,138
C.R. Bard, Inc.	474,900	39,240,987
Cholestech Corp. (a)	261,608	5,752,760
Gyrus Group PLC (a)	550,000	5,215,789
Inverness Medical Innovations, Inc. (a)	175,000	8,928,500
Medtronic, Inc.	990,000	51,341,400
Respironics, Inc. (a)	115,000	4,897,850
		225,386,542
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (a)	635,800	33,970,794
Nighthawk Radiology Holdings, Inc. (a)	204,324	3,688,048
		37,658,842
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. (a)	1,086,685	56,094,680
Pharmaceutical Product Development, Inc.	250,000	9,567,500
		65,662,180
Pharmaceuticals - 6.8%
Allergan, Inc.	332,398	19,159,421
Barr Pharmaceuticals, Inc. (a)	281,900	14,159,837
Bristol-Myers Squibb Co.	900,000	28,404,000
Johnson & Johnson	1,738,930	107,152,867
Merck & Co., Inc.	2,360,000	117,528,000
Roche Holding AG (participation certificate)	135,192	24,050,657
Schering-Plough Corp.	725,000	22,069,000
Wyeth	873,380	50,079,609
Xenoport, Inc. (a)	108,600	4,824,012
		387,427,403
TOTAL HEALTH CARE		833,945,551
INDUSTRIALS - 12.7%
Aerospace & Defense - 5.0%
General Dynamics Corp.	1,026,100	80,261,542
Honeywell International, Inc.	1,246,900	70,175,532
Lockheed Martin Corp.	305,000	28,709,650
Raytheon Co.	748,000	40,309,720
United Technologies Corp.	885,000	62,773,050
		282,229,494

	Shares	Value
Construction & Engineering - 0.2%
Chicago Bridge & Iron Co. NV (NY Shares)	90,700	$ 3,423,018
Fluor Corp.	55,500	6,181,035
		9,604,053
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR	605,000	13,673,000
Emerson Electric Co.	95,000	4,446,000
Prysmian SpA	84,800	2,061,239
		20,180,239
Industrial Conglomerates - 6.3%
3M Co.	595,000	51,640,050
General Electric Co.	3,375,930	129,230,600
Tyco International Ltd.	5,347,800	180,702,162
		361,572,812
Machinery - 0.9%
Bucyrus International, Inc. Class A	210,000	14,863,800
MAN AG	250,000	36,122,246
		50,986,046
Road & Rail - 0.0%
Knight Transportation, Inc.	1,600	31,008
TOTAL INDUSTRIALS		724,603,652
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 4.4%
Alcatel-Lucent SA sponsored ADR	1,600,259	22,403,626
Avanex Corp. (a)	2,187,371	3,937,268
Ciena Corp. (a)	1,575,592	56,926,139
Cisco Systems, Inc. (a)	1,096,461	30,536,439
Corning, Inc. (a)	6,587	168,298
D-Link Corp.	4,205,000	10,018,021
Gemtek Technology Corp.	2,250,000	5,807,117
Harris Corp.	1,492,900	81,437,695
Opnext, Inc.	453,000	5,997,720
Tellabs, Inc. (a)	3,027,200	32,572,672
		249,804,995
Computers & Peripherals - 5.0%
Dell, Inc. (a)	4,555,000	130,045,250
EMC Corp. (a)	3,383,900	61,248,590
Hewlett-Packard Co.	2,151,500	95,999,930
		287,293,770
Electronic Equipment & Instruments - 0.9%
AuthenTec, Inc.	242,800	2,512,980
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,050,000	26,456,933
Itron, Inc. (a)	301,295	23,482,932
		52,452,845
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	899,700	43,761,408
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	38,442	$ 20,119,774
Yahoo!, Inc. (a)	950,000	25,773,500
		89,654,682
IT Services - 0.9%
Mastercard, Inc. Class A (d)	247,000	40,969,890
The BISYS Group, Inc. (a)	750,000	8,872,500
		49,842,390
Semiconductors & Semiconductor Equipment - 4.9%
ANADIGICS, Inc. (a)	602,709	8,311,357
Analog Devices, Inc.	915,000	34,440,600
Applied Micro Circuits Corp. (a)	1,695,949	4,239,873
ARM Holdings PLC sponsored ADR	6,600	57,750
Broadcom Corp. Class A (a)	1,055,000	30,858,750
Hittite Microwave Corp. (a)	161,517	6,901,621
Intel Corp.	5,201,200	123,580,512
Microchip Technology, Inc.	1,371,086	50,785,025
Siliconware Precision Industries Co. Ltd.	9,488,000	20,227,929
		279,403,417
Software - 10.1%
Electronic Arts, Inc. (a)	592,227	28,024,182
Microsoft Corp.	11,863,246	349,609,856
Nintendo Co. Ltd.	391,000	143,418,794
Oracle Corp. (a)	445,000	8,770,950
Ubisoft Entertainment SA (a)	849,367	45,004,229
		574,828,011
TOTAL INFORMATION TECHNOLOGY		1,583,280,110
MATERIALS - 1.6%
Chemicals - 1.6%
Airgas, Inc.	397,550	19,042,645
E.I. du Pont de Nemours & Co.	225,000	11,439,000
Ecolab, Inc.	750,000	32,025,000
Monsanto Co.	460,000	31,068,400
		93,575,045
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,860,062	118,692,573
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	3,100,902	130,237,884
Clearwire Corp. (d)	1,078,900	26,357,527
SBA Communications Corp. Class A (a)	300,000	10,077,000
Sprint Nextel Corp.	273,500	5,664,185
		172,336,596
TOTAL TELECOMMUNICATION SERVICES		291,029,169

	Shares	Value
UTILITIES - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	417,300	$ 36,376,041
NRG Energy, Inc. (a)	160,000	6,651,200
		43,027,241
TOTAL COMMON STOCKS (Cost $4,805,084,902)		5,470,396,308
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
ProSiebenSat.1 Media AG	37,700	1,493,959
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,383,688)		1,493,959
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	22,702,625
TOTAL CONVERTIBLE BONDS (Cost $22,585,649)		22,702,625
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	180,813,026	180,813,026
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	33,965,200	33,965,200
TOTAL MONEY MARKET FUNDS (Cost $214,778,226)		214,778,226
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,243,000)	$ 2,243,807	2,243,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,046,075,465)		5,711,614,118
NET OTHER ASSETS - (0.3)%		(15,794,206)
NET ASSETS - 100%		$5,695,819,912
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,045,620 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,243,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 422,701
Bear Stearns & Co., Inc.	985,995
Lehman Brothers, Inc.	834,304
$ 2,243,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,886,636
Fidelity Securities Lending Cash Central Fund	159,042
Total	$ 11,045,678
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 116,088,596	$ -	$ -
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 40,853,425	$ 124,208,784	$ -	$ -
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,055,241,075. Net unrealized appreciation aggregated $656,373,043, of which $706,760,848 related to appreciated investment securities and $50,387,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007